Financial Instruments - Nonfinancial Items Measured At Fair value On Non-recurring Basis (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 30, 2016 USD ($)	Dec. 30, 2015 USD ($)	Jul. 16, 2014 USD ($)
Nonfinancial items measured at fair value on a non-recurring
Impairment loss of vessels held and used	$ 415,118	$ 41,080	$ 75,776
Impairment loss of vessel held for sale		2,100
Non-recurring basis | Significant Other Observable Inputs (Level 2)
Nonfinancial items measured at fair value on a non-recurring
Fixed assets, net	179,400	90,800
Vessels held for sale		6,300
Non-recurring basis | Fair Value
Nonfinancial items measured at fair value on a non-recurring
Fixed assets, net	179,400	90,800
Vessels held for sale		$ 6,300
Vessels
Nonfinancial items measured at fair value on a non-recurring
Number of vessels on which impairment loss is recorded | item		12
Impairment loss of vessels held and used	415,100	$ 39,000	$ 75,800
Vessels | Book Value
Nonfinancial items measured at fair value on a non-recurring
Fixed assets, net	179,400	90,800		$ 594,500	$ 129,800
ZIM
Nonfinancial items measured at fair value on a non-recurring
Equity investment in ZIM		$ 28,693				$ 28,700
Equity participation impairment loss	$ 28,700